Property, plant and equipment, Costs and Accumulated Depreciation by Class of Property Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	€ 95.5	€ 108.4
Accumulated depreciation	(19.3)	(18.2)
Net book value, ending balance	114.6	95.5
Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Costs	338.5	305.7
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(216.4)	(207.2)
Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	(7.5)	(3.0)
Land and Buildings [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	46.3	58.3
Accumulated depreciation	(5.8)	(4.0)
Net book value, ending balance	31.4	46.3
Land and Buildings [Member] | Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Costs	100.1	94.7
Land and Buildings [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(68.4)	(48.4)
Land and Buildings [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	(0.3)	0.0
IT Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	12.9	14.4
Accumulated depreciation	(6.2)	(7.1)
Net book value, ending balance	11.6	12.9
IT Equipment [Member] | Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Costs	83.8	81.0
IT Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(68.4)	(68.1)
IT Equipment [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	(3.8)	0.0
Machinery and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	16.4	13.6
Accumulated depreciation	(2.0)	(2.4)
Net book value, ending balance	12.1	16.4
Machinery and Equipment [Member] | Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Costs	36.6	41.7
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(21.1)	(22.3)
Machinery and Equipment [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	(3.4)	(3.0)
Office Fixtures [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	7.0	11.9
Accumulated depreciation	(2.8)	(3.1)
Net book value, ending balance	13.8	7.0
Office Fixtures [Member] | Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Costs	57.8	54.8
Office Fixtures [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(44.0)	(47.8)
Office Fixtures [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	0.0	0.0
Other [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	12.9	10.2
Accumulated depreciation	(2.5)	(1.6)
Net book value, ending balance	45.7	12.9
Other [Member] | Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Costs	60.2	33.5
Other [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(14.5)	(20.6)
Other [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	€ 0.0	€ 0.0